Consolidated Statement of Comprehensive Income - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020		Dec. 31, 2019	Dec. 31, 2018
Statement Of Comprehensive Income [Line Items]
Net profit / (loss)	$ 6,572		$ 4,310	$ 4,522
Net profit / (loss) attributable to shareholders	6,557		4,304	4,516
Net profit / (loss) attributable to non-controlling interests	15		6	7
Foreign currency translation
Subtotal foreign currency translation, net of tax	21		(4)	(1)
Defined benefit plans
Gains / (losses) on defined benefit plans, before tax	(327)		(146)	(220)
Income tax relating to defined benefit plans	109		(41)	276
Subtotal defined benefit plans, net of tax	(218)		(186)	56
Own credit on financial liabilities designated at fair value
Subtotal own credit on financial liabilities designated at fair value, net of tax	(293)		(392)	509
Total comprehensive income
Total other comprehensive income	1,740		781	(292)
Total other comprehensive income that may be reclassified to the income statement, net of tax	2,230		1,363	(855)
Total other comprehensive income that will not be reclassified to the income statement, net of tax	(490)		(582)	563
Total comprehensive income	8,312		5,091	4,231
Comprehensive income attributable to shareholders
Statement Of Comprehensive Income [Line Items]
Net profit / (loss)	6,557		4,304	4,516
Foreign currency translation
Foreign currency translation movements related to net assets of foreign operations, before tax	2,103		200	(725)
Effective portion of changes in fair value of hedging instruments designated as net investment hedges, before tax	(936)		(134)	181
Foreign currency translation differences on foreign operations reclassified to the income statement	(7)		52	3
Effective portion of changes in fair value of hedging instruments designated as net investment hedge reclassified to the income statement	2		(14)	2
Income tax relating to foreign currency translations, including the effect of net investment hedges	(67)		0	(2)
Subtotal foreign currency translation, net of tax	1,095	[1]	104	(541)
Financial assets measured at fair value through other comprehensive income
Net unrealized gains / (losses), before tax	223		189	(56)
Realized gains reclassified to the income statement from equity	(40)		(33)	0
Realized losses reclassified to the income statement from equity	0		2	0
Income tax relating to net unrealized gains / (losses)	(48)		(41)	12
Subtotal financial assets measured at fair value through other comprehensive income, net of tax	136		117	(45)
Cash flow hedges of interest rate risk
Effective portion of changes in fair value of hedging instruments recognized in OCI	2,012		1,571	(42)
Net (gains) / losses reclassified to the income statement from equity	(770)		(175)	(294)
Income tax related to cash flow hedges	(231)		(253)	67
Subtotal cash flow hedges, net of tax	1,011	[2]	1,143	(269)
Cost of hedging
Change in fair value of cost of hedging, before tax	(46)
Amortization of initial cost of hedging to the income statement	33
Income tax relating to cost of hedging	0
Subtotal cost of hedging, net of tax	(13)
Defined benefit plans
Gains / (losses) on defined benefit plans, before tax	(327)	[3]	(146)	(220)
Income tax relating to defined benefit plans	109		(41)	276
Subtotal defined benefit plans, net of tax	(218)		(186)	56
Own credit on financial liabilities designated at fair value
Gains / (losses) from own credit on financial liabilities designated at fair value, before tax	(293)		(400)	517
Income tax relating to own credit on financial liabilities designated at fair value	0		8	(8)
Subtotal own credit on financial liabilities designated at fair value, net of tax	(293)		(392)	509
Total comprehensive income
Total other comprehensive income	1,719		785	(290)
Total other comprehensive income that may be reclassified to the income statement, net of tax	2,230		1,363	(855)
Total other comprehensive income that will not be reclassified to the income statement, net of tax	(511)		(578)	565
Total comprehensive income	8,276		5,089	4,225
Comprehensive income attributable to non-controlling interests
Statement Of Comprehensive Income [Line Items]
Net profit / (loss)	15		6	7
Foreign currency translation
Foreign currency translation movements related to net assets of foreign operations, before tax	21		(4)	(1)
Income tax relating to foreign currency translations, including the effect of net investment hedges	0		0	0
Subtotal foreign currency translation, net of tax	21		(4)	(1)
Total comprehensive income
Total other comprehensive income	21		(4)	(1)
Total other comprehensive income that will not be reclassified to the income statement, net of tax	21		(4)	(1)
Total comprehensive income	36		2	5
UBS AG
Statement Of Comprehensive Income [Line Items]
Net profit / (loss)	6,211		3,971	4,113
Net profit / (loss) attributable to shareholders	6,196		3,965	4,107
Net profit / (loss) attributable to non-controlling interests	15		6	7
Foreign currency translation
Subtotal foreign currency translation, net of tax	21		(4)	(1)
Defined benefit plans
Gains / (losses) on defined benefit plans, before tax	(222)		(129)	(70)
Income tax relating to defined benefit plans	88		(41)	245
Subtotal defined benefit plans, net of tax	(134)		(170)	175
Own credit on financial liabilities designated at fair value
Subtotal own credit on financial liabilities designated at fair value, net of tax	(293)		(392)	509
Total comprehensive income
Total other comprehensive income	1,759		785	(147)
Total other comprehensive income that may be reclassified to the income statement, net of tax	2,165		1,351	(829)
Total other comprehensive income that will not be reclassified to the income statement, net of tax	(406)		(566)	682
Total comprehensive income	7,970		4,756	3,967
UBS AG | Comprehensive income attributable to shareholders
Statement Of Comprehensive Income [Line Items]
Net profit / (loss)	6,196		3,965	4,107
Foreign currency translation
Foreign currency translation movements related to net assets of foreign operations, before tax	2,040		199	(701)
Effective portion of changes in fair value of hedging instruments designated as net investment hedges, before tax	(938)		(144)	181
Foreign currency translation differences on foreign operations reclassified to the income statement	(7)		52	4
Effective portion of changes in fair value of hedging instruments designated as net investment hedge reclassified to the income statement	2		(14)	2
Income tax relating to foreign currency translations, including the effect of net investment hedges	(67)		(1)	(2)
Subtotal foreign currency translation, net of tax	1,030	[4]	92	(515)
Financial assets measured at fair value through other comprehensive income
Net unrealized gains / (losses), before tax	223		189	(56)
Realized gains reclassified to the income statement from equity	(40)		(33)	0
Realized losses reclassified to the income statement from equity	0		2	0
Income tax relating to net unrealized gains / (losses)	(48)		(41)	12
Subtotal financial assets measured at fair value through other comprehensive income, net of tax	136		117	(45)
Cash flow hedges of interest rate risk
Effective portion of changes in fair value of hedging instruments recognized in OCI	2,012		1,571	(42)
Net (gains) / losses reclassified to the income statement from equity	(770)		(175)	(294)
Income tax related to cash flow hedges	(231)		(253)	67
Subtotal cash flow hedges, net of tax	1,011	[5]	1,143	(269)
Cost of hedging
Change in fair value of cost of hedging, before tax	(46)
Amortization of initial cost of hedging to the income statement	33
Income tax relating to cost of hedging	0
Subtotal cost of hedging, net of tax	(13)
Defined benefit plans
Gains / (losses) on defined benefit plans, before tax	(222)	[6]	(129)	(70)
Income tax relating to defined benefit plans	88		(41)	245
Subtotal defined benefit plans, net of tax	(134)		(170)	175
Own credit on financial liabilities designated at fair value
Gains / (losses) from own credit on financial liabilities designated at fair value, before tax	(293)		(400)	517
Income tax relating to own credit on financial liabilities designated at fair value	0		8	(8)
Subtotal own credit on financial liabilities designated at fair value, net of tax	(293)		(392)	509
Total comprehensive income
Total other comprehensive income	1,738		789	(145)
Total other comprehensive income that may be reclassified to the income statement, net of tax	2,165		1,351	(829)
Total other comprehensive income that will not be reclassified to the income statement, net of tax	(427)		(562)	684
Total comprehensive income	7,934		4,754	3,961
UBS AG | Comprehensive income attributable to non-controlling interests
Statement Of Comprehensive Income [Line Items]
Net profit / (loss)	15		6	7
Foreign currency translation
Foreign currency translation movements related to net assets of foreign operations, before tax	21		(4)	(1)
Income tax relating to foreign currency translations, including the effect of net investment hedges	0		0	0
Subtotal foreign currency translation, net of tax	21		(4)	(1)
Total comprehensive income
Total other comprehensive income	21		(4)	(1)
Total other comprehensive income that will not be reclassified to the income statement, net of tax	21		(4)	(1)
Total comprehensive income	$ 36		$ 2	$ 5

[1]	Mainly driven by the strengthening of the Swiss franc (9%) and the euro (9%) against the US dollar
[2]
Mainly reflects an increase in net unrealized gains on US dollar hedging derivatives resulting from decreases in the relevant long-term US dollar interest rates, partly offset by the reclassification of net gains on hedging instruments from OCI to the income statement as the hedged forecast cash flows affected profit or loss.

[3]
Mainly includes a net pre-tax OCI loss of USD 276 million related to the Swiss pension plan (primarily driven by an extraordinary employer contribution of USD 235 million that increased the gross plan assets, but led to an OCI loss as no net pension asset could be recognized on the balance sheet as of 31 December 2020 due to the asset ceiling) and a net pre-tax OCI loss of USD 61 million related to the UK pension plan (driven by an increase in the defined benefit obligation, mainly resulting from a lower discount rate). Refer to Note 26 for more information.

[4]	Mainly driven by the strengthening of the Swiss franc (9%) and the euro (9%) against the US dollar
[5]
Mainly reflects an increase in net unrealized gains on US dollar hedging derivatives resulting from decreases in the relevant long-term US dollar interest rates, partly offset by the reclassification of net gains on hedging instruments from OCI to the income statement as the hedged forecast cash flows affected profit or loss.

[6]
Mainly includes a net pre-tax OCI loss of USD 172 million related to the Swiss pension plan (primarily driven by an extraordinary employer contribution of USD 143 million that increased the gross plan assets, but led to an OCI loss as no net pension asset could be recognized on the balance sheet as of 31 December 2020 due to the asset ceiling) and a net pre-tax OCI loss of USD 61 million related to the UK pension plan (driven by an increase in the defined benefit obligation, mainly resulting from a lower discount rate). Refer to Note 26 for more information.